Derivative Financial Instruments and Off-balance sheet Financial Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Off-balance sheet Financial Instruments	Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations and foreign currency fluctuations.
Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate caps are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Futures and options are used for hedging the equity exposure contained in the Company’s equity-indexed life product contracts that offer equity returns to contractholders. Foreign currency forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments. The Company also has a reinsurance treaty that is recorded as a derivative instrument, under which it primarily cedes reinvestment related risk on its structured settlement annuities to ALIC.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are guaranteed minimum accumulation and withdrawal benefits in reinsured variable annuity contracts, and equity options in life product contracts, which provide returns linked to equity indices to contractholders.
The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Statements of Financial Position.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2020. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Interest rate contracts
Interest rate cap agreements	Other investments	$13,100	n/a	$23	$23	$—
Equity and index contracts
Options	Other investments	n/a	132	8,000	8,000	$—
Foreign currency contracts
Foreign currency forwards	Other investments	3,513	n/a	(200)	17	(217)
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	n/a	1	313,900	313,900	—
Total asset derivatives		$16,613	133	$321,723	$321,940	$(217)

Liability derivatives
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	132	$(5,411)	$—	$(5,411)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	11,071	n/a	250	430	(180)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	18,322	n/a	(423)	—	(423)
Guaranteed withdrawal benefits	Contractholder funds	14,146	n/a	(292)	—	(292)
Equity-indexed options in life product contracts	Contractholder funds	52,340	n/a	(19,478)	—	(19,478)
Total liability derivatives		95,879	132	(25,354)	$430	$(25,784)
Total derivatives		$112,492	265	$296,369
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(1)Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2019. None of these derivatives are designated as accounting hedging instruments.

($ in thousands, except number of contracts)		Volume
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Equity and index contracts
Options	Other investments	n/a	140	$5,232	$5,232	—
Other contracts
Structured settlement annuity reinsurance agreement	Other assets	n/a	—	231,491	231,491	—
Total asset derivatives			140	$236,723	$236,723	$—

Liability derivatives
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$13,400	n/a	$75	$75	$—
Equity and index contracts
Options	Other liabilities & accrued expenses	n/a	139	(2,832)	—	(2,832)
Futures	Other liabilities & accrued expenses	n/a	1	—	—	—
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	17,984	n/a	683	771	(88)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	23,629	n/a	(1,987)	—	(1,987)
Guaranteed withdrawal benefits	Contractholder funds	15,369	n/a	(427)	—	(427)
Equity-indexed options in life product contracts	Contractholder funds	43,855	n/a	(14,239)	—	(14,239)
Total liability derivatives		114,237	140	(18,727)	$846	$(19,573)
Total derivatives		$114,237	280	$217,996
The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in thousands)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2020
Asset derivatives	$470	$(647)	$270	$93	$—	$93
Liability derivatives	(397)	647	(360)	(110)	—	(110)

December 31, 2019
Asset derivatives	$846	$(846)	$—	$—	$—	$—
Liability derivatives	(88)	846	(831)	(73)	—	(73)
The following tables present gains and losses from valuation and settlements reported on derivatives in the Statements of Operations and Comprehensive Income.

($ in thousands)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2020
Interest rate contracts	$(37)	$—	$—	$(37)
Equity and index contracts	(1)	—	845	844
Embedded derivative financial instruments	—	1,699	(5,239)	(3,540)
Foreign currency contracts	(304)	—	—	(304)
Other contracts - structured settlement annuity reinsurance agreement	100,754	—	—	100,754
Total	$100,412	$1,699	$(4,394)	$97,717

2019
Interest rate contracts	$(200)	$—	$—	$(200)
Equity and index contracts	1	—	1,987	1,988
Embedded derivative financial instruments	—	987	(3,711)	(2,724)
Foreign currency contracts	364	—	—	364
Other contracts - structured settlement annuity reinsurance agreement	58,922	—	—	58,922
Total	$59,087	$987	$(1,724)	$58,350

2018
Interest rate contracts	$65	$—	$—	$65
Equity and index contracts	—	—	(768)	(768)
Embedded derivative financial instruments	—	(326)	1,321	995
Foreign currency contracts	887	—	—	887
Other contracts - structured settlement annuity reinsurance agreement	(314)	—	—	(314)
Total	$638	$(326)	$553	$865
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2020, counterparties pledged $360 thousand in collateral to the Company, and the Company pledged $270 thousand in cash and securities to counterparties posted under MNAs for contracts without credit-risk contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in thousands)	2020				2019
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	1	$8,341	$349	$—	2	$30,670	$770	$—
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(1)Allstate uses the lower of S&P’s or Moody’s long-term debt issuer ratings.
(2)Only OTC derivatives with a net positive fair value are included for each counterparty.
For certain exchange traded derivatives, margin deposits are required as well as daily cash settlements of margin accounts. As of December 31, 2020, the Company pledged $400 thousand in the form of margin deposits.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent cross-default provisions. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments.
The following summarizes the fair value of derivative instruments with credit-risk-contingent features that are in a gross liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in thousands)	2020	2019
Gross liability fair value of contracts containing credit-risk-contingent features	$101	$83
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(2)	(70)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$99	$13
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in thousands)	2020	2019
Commitments to invest in limited partnership interests	$98,858	$127,515
Commitments to extend mortgage loans	—	13,000
Private placement commitments	21	15,000
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments is insignificant.
Private placement commitments represent commitments to purchase private placement private debt and equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of the debt commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.